Employee defined benefits plans obligation - Summary of significant actuarial assumptions used (Detail)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Discount rate	5.00%	5.00%	5.00%
Assets return rate	5.00%		5.00%
Up to 35 years old
Disclosure of defined benefit plans [line items]
Salaries increase	1.00%	1.00%	1.00%
From 36 to 49 years old
Disclosure of defined benefit plans [line items]
Salaries increase	1.00%	1.00%	1.00%
More than 50 years old
Disclosure of defined benefit plans [line items]
Salaries increase	1.00%	1.00%	1.00%